                              KEYCO BOND FUND, INC.
                        27777 FRANKLIN ROAD - SUITE 1850
                           SOUTHFIELD, MICHIGAN 48034
                                 (248) 353-0790

May 18, 2001



To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2001.

Net investment income for the period was $690,986 or $.55 per share compared with $707,784 or $.56 per share last year. The $16,798 decrease resulted from lower interest income and an increase in the annual audit fee. Interest income has been decreasing as bonds purchased in recent years yield less than the matured or called bonds which they replaced.

The net asset value of the Fund was $26,745,739 or $21.11 per share at March 31, 2001, an increase of $831,474 or $.66 per share from September 30, 2000. This increase is primarily the result of unrealized appreciation of investments due to a decrease in market interest rates. Also contributing to the increase in net asset value is the undistributed income not yet declared as a dividend. As of March 31, 2001, the weighted average annual yield on the Fund's portfolio was 5.9% based on cost and 5.6% based on market value, and the weighted average maturity was 9.5 years.

During the period, eight bonds were called, sold or matured. The $1,790,530 proceeds from these dispositions were reinvested in bonds maturing in eight to nineteen years. Portfolio turnover for the six-month period was 6.4%.

In October 2000, the Board of Directors declared quarterly dividends which total $1.12 per share for the year ending September 30, 2001. Dividends of $.38 per share have been paid during the six months ended March 31, 2001. Dividends are paid quarterly on the first business day of November, February, May and August.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. was held December 12, 2000. At the meeting, Gail A. Dishell, Mark E. Schlussel, David K. Page, Thomas E. Purther and Ellen T. Horing were elected Directors, and the selection of PricewaterhouseCoopers LLP as independent auditors was ratified and confirmed.

If you have any questions concerning the Fund or the attached information, please feel free to call me.

On behalf of the Board of Directors,


/s/ Joel D. Tauber
------------------
Joel D. Tauber
President

KEYCO BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
--------------------------------------------------------------------------------


ASSETS

Investments in securities, at fair value (cost $24,581,359)                     $26,144,509
Cash                                                                                 96,125
Accrued interest receivable                                                         504,479
Other assets                                                                            626
                                                                                -----------

      Total assets                                                               26,745,739
                                                                                -----------

LIABILITIES

      Total liabilities                                                                   0
                                                                                -----------

Net assets applicable to outstanding capital shares,
 equivalent to $21.11 per share based on 1,267,258
 shares of capital stock outstanding                                            $26,745,739
                                                                                ===========


The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2001
--------------------------------------------------------------------------------


Interest income                                                                       $  731,502
Expenses
    Legal and accounting                                                   29,662
    Custodial fee                                                           7,500
    Directors' fees                                                         2,000
    Miscellaneous expense                                                   1,354
                                                                      -----------
      Total expenses                                                                      40,516
                                                                                      ----------
      Net investment income                                                              690,986

Realized gain on investments
    Proceeds from calls, sale and maturity                              1,790,530
    Cost of securities called, sold or matured                          1,783,184
                                                                      -----------
      Realized gain on investments                                                         7,346

Unrealized appreciation of investments
    Investments held, March 31, 2001
      At cost                                                          24,581,359
      At fair value                                                    26,144,509
                                                                      -----------
      Unrealized appreciation, March 31, 2001                           1,563,150
        Less unrealized appreciation, September 30, 2000                  948,450
                                                                      -----------
      Unrealized appreciation of investments                                             614,700
                                                                                      ----------
      Net gain on investments                                                            622,046
                                                                                      ----------

    Increase in net assets resulting from operations                                  $1,313,032
                                                                                      ==========


The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED MARCH 31, 2001 AND 2000
--------------------------------------------------------------------------------


                                                                                     2001                  2000
Net assets, beginning of period                                                 $ 25,914,265          $ 25,943,973
                                                                                ------------          ------------

Changes in net assets from operations
    Net investment income                                                            690,986               707,784
    Net realized gain (loss) on investments                                            7,346               (60,418)
    Changes in unrealized appreciation (depreciation) of investments                 614,700              (121,720)
                                                                                ------------          ------------

      Net increase in net assets resulting from operations                         1,313,032               525,646

Changes in net assets from capital transactions
    Dividends declared from net investment income                                   (481,558)             (481,558)
                                                                                ------------          ------------

      Net increase in net assets                                                     831,474                44,088
                                                                                ------------          ------------

      Net assets, end of period                                                 $ 26,745,739          $ 25,988,061
                                                                                ============          ============


The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  1.   SIGNIFICANT ACCOUNTING POLICIES

       Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

       SECURITY VALUATION
       The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. The principal amount of each bond, as reflected in the schedule of portfolio investments, is due at maturity when the bond must be redeemed by the issuer.

       FEDERAL INCOME TAXES
       It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

       OTHER
       The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

       ESTIMATES
       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


  2.   NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES

       Details of net assets applicable to outstanding capital shares are as follows:


           Capital stock, $.02 par value; 3,000,000 shares authorized;
            1,267,258 shares issued and outstanding at March 31, 2001                                          $     25,345
               Additional paid-in capital                                                                           730,733
               Retained earnings prior to July 1, 1979                                                           24,093,500
               Accumulated undistributed net investment income                                                      489,360
               Accumulated undistributed net realized loss from
                securities transactions                                                                            (156,349)
               Net unrealized appreciation of investments, March 31, 2001                                         1,563,150
                                                                                                               ------------

               Net assets, March 31, 2001                                                                      $ 26,745,739
                                                                                                               ============


  3.   PURCHASES AND DISPOSITIONS OF SECURITIES

       The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $1,649,295 and $1,790,530, respectively.

  4.   PORTFOLIO MANAGER

       The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

 5.    RELATED PARTIES

       Legal and accounting expenses incurred include $12,500 for accounting and administrative services provided by an entity owned by an officer of the Fund.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2001
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

                        LONG-TERM STATE AND                               PRINCIPAL                          FAIR
                       MUNICIPAL OBLIGATIONS                                AMOUNT           COST            VALUE
Capac, Michigan, Community School District, 6.25%, July 2003             $  100,000       $  96,920      $  101,680
Central Michigan University, 5.3%, October 2006                              70,000          66,345          72,728
Crosswell and Lexington, Michigan, Community Schools Building
   and Site, 6%, May 2016                                                   500,000         500,000         525,135
Dearborn, Michigan, Sewage Disposal System Revenue, 5.125%,
   April 2016                                                               110,000         101,748         111,427
Detroit, Michigan, FSA, Series A, 5%, April 2019                            640,000         601,811         622,240
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007                  520,000         516,001         551,663
Detroit, Michigan, City School District, 4.95%, May 2005                    200,000         186,398         207,626
Detroit, Michigan, Sewage Disposal, Series A, 5.7%, July 2013                20,000          21,345          21,355
Detroit, Michigan, Sewage Disposal, Series A, 5.7%, July 2013                80,000          85,381          83,502
Detroit, Michigan, Sewage Disposal, Series B, 5.25%, July 2015              500,000         484,270         510,910
Dundee, Michigan, Community School District, 5.375%, May 2020               365,000         359,525         371,413
Grand Rapids, Michigan, Sanitary Sewer System, 6%, January 2012             500,000         500,000         520,680
Jackson County, Michigan, 5%, April 2006                                    300,000         277,173         306,072
Kalamazoo, Michigan, Hospital Finance Authority, 5.25%, May 2018            270,000         262,475         272,962
Lansing, Michigan, School District, 6.8%, May 2004                          460,000         512,067         502,614
Lincoln, Michigan, Consolidated School District, 5%, May 2018               170,000         170,000         169,606
Livonia, Michigan, Public Schools School District, 5.75%, May 2018          380,000         395,200         398,327
Madison, Michigan, District Public Schools, 5.125%, May 2018                750,000         711,555         752,182
Michigan Municipal Bond Authority Revenue, Local Government
   Wayne County, PJ-GRP 1213, 7.4%, December 2002                           740,000         733,458         744,248
Michigan Municipal Bond Authority Revenue, State Revolving Fund,
   6.5%, October 2010                                                       550,000         599,769         612,144
Michigan Municipal Bond Authority Revenue, State Revolving Fund,
   6.55%, October 2013                                                      100,000         109,445         106,734
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 6%, December 2013                                          130,000         134,940         139,533
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 5.375%, November 2017                                      150,000         154,161         152,611
Michigan Public Power Agency Revenue, Belle River, 5.25%,
   January 2018                                                             425,000         410,418         428,272
Michigan State Building Authority Revenue, 5.125%, October 2008             100,000          91,772         103,801
Michigan State Building Authority Revenue, Series I, 5.875%,
   October 2008                                                             400,000         428,888         423,144
Michigan State Building Authority Revenue, Series I, 5.2%, October 2009     500,000         524,260         518,450
Michigan State Building Revenue, Series I, 5.3%, October 2012               500,000         418,505         514,090
Michigan State Housing Development Authority, Rental Housing
   Revenue, 5.375%, April 2004                                               70,000          71,537          72,431
Michigan State Housing Development Authority, Rental Housing
   Revenue, 5.6%, April 2006                                                500,000         489,640         525,380
Michigan State University Revenue, 6.125%, August 2010                    1,200,000       1,190,892       1,258,788
Michigan State Trunk Line, Series A, 5.75%, October 2012                    190,000         188,991         197,024
Michigan State Trunk Line, Series A, 5.75%, October 2012                     60,000          59,682          61,862
Michigan State Trunk Line, Series A, 4.75%, November 2020                   120,000         107,835         113,970
Michigan State House of Representatives Certificates of Participation,
   5%, August 2020                                                          460,000         406,525         454,337
Pinckney, Michigan, Community Schools, Livingston and Washtenaw
   Counties, 5.5%, May 2004                                                 300,000         268,500         306,450
Plymouth-Canton, Michigan, Community School District  5.5%, May 2013        100,000         104,191         103,594
Portage, Michigan, Public Schools, 5.7%, May 2012                           230,000         227,619         243,871

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED



                        LONG-TERM STATE AND                                PRINCIPAL                          FAIR
                       MUNICIPAL OBLIGATIONS                                 AMOUNT           COST            VALUE
Saginaw Valley State University General Revenue, Michigan, 5.25%
    July 2019                                                             $  610,000      $  569,478      $  620,364
South Lyon, Michigan, Community Schools,  6.25%, May 2014                     55,000          58,592          56,247
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018               150,000         136,501         149,654
Sturgis, Michigan, Government Hospital, 6.6%, October 2001                   250,000         237,500         254,295
Wayland, Michigan, Unified School District, 5.125%, May 2017               1,025,000         976,231       1,030,002
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2015                                                             135,000         136,832         138,073
West Bloomfield, Michigan, School District, 5%, May 2006                     100,000          92,357         105,091
Wyandotte, Michigan, Downtown Development, 6.25%,
   December 2008                                                             750,000         727,440         851,453
Alaska State Housing Finance Corporation, 6.1%, June 2007                    110,000         110,000         117,961
Alaska State Housing Finance Corporation, 6.2%, June 2008                    210,000         210,000         224,971
District of Columbia, MBIA, Series B, 6.3%, June 2007                        250,000         263,923         263,927
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014           750,000         724,900         757,222
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008           290,000         258,381         294,440
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009           700,000         622,804         710,479
Maryland State Health and Higher Educational Facilities Authority
   Revenue Johns Hopkins Hospital Redevelopment Issue,
   6.625%, July 2008                                                         400,000         400,000         441,656
Mercer County, New Jersey, Improvement Authority Revenue,
   State Justice Complex, 6.4%, January 2018                                 500,000         463,270         579,985
Akron, New York, Central School District, 5.9%, June 2014                    100,000         108,776         106,254
Metropolitan Transportation Authority, New York, Commuter
   Facilities Revenue, 5.25%, July 2017                                      310,000         299,541         313,491
Monroe County, New York, Water Improvement, 5.5%, December 2008              610,000         589,034         635,724
New York, New York, City Municipal Assistance Corporation, 6%,
   July 2008                                                                 750,000         755,625         755,542
New York, New York, City Municipal Water Finance Authority,
   Water-Sewer System Revenue, 6.75%, June 2016                              200,000         206,384         203,512
New York, New York, City Municipal Water Finance Authority,
   Water-Sewer System Revenue, 6.75%, June 2016                              200,000         206,384         202,972
New York, New York, City Municipal Water Finance Authority,
   Water and Sewer System Revenue, 5.125%, June 2022                         205,000         194,549         202,763
New York State Refunding, 6.1%, November 2008                                500,000         500,000         527,100
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
   Center, U.S. Treasury, 6.25%, July 2011                                   830,000         824,655         900,567
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                         500,000         544,085         576,075
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 1998
   Series A, 5.375%, October 2013                                            435,000         454,144         457,864
Puerto Rico Public Finance Corporation Commonwealth
   Appropriation, 5.375%, June 2017                                          565,000         560,231         588,905
Met. Government Nashville and Davidson County, Tennessee,
   Health and Educational Facilities Board Revenue, Meharry
   Medical College-HEW, collateralized, 7.875%, December 2004                130,000         127,059         142,024
Austin, Texas, Utility System Revenue, 6%, April 2006                        500,000         474,565         549,450
Sherman, Texas, New Public Housing Authority, 5.75%, March 2006              200,000         178,876         203,590
                                                                        ------------    ------------    ------------

      Total investments                                                 $ 25,080,000    $ 24,581,359    $ 26,144,509
                                                                        ============    ============    ============

KEYCO BOND FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.



                                                            SIX MONTHS
                                                              ENDED
                                                             3/31/01                    YEARS ENDED SEPTEMBER 30,
                                                            (UNAUDITED)        -------------------------------------------
                                                                                 2000        1999        1998       1997
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                         $   20.45         $ 20.47     $ 21.46     $ 21.40     $ 21.14

Net investment income                                             0.55            1.13        1.13        1.18        1.22
Net realized and unrealized gain (loss) on investments            0.49           (0.03)      (0.98)       0.21        0.28
                                                             ---------         -------     -------     -------     -------
      Total from investment operations                            1.04            1.10        0.15        1.39        1.50
                                                             ---------         -------     -------     -------     -------
Less distributions from
    Net investment income                                        (0.38)          (1.12)      (1.14)      (1.21)      (1.23)
    Net realized gain on investments                                --              --          --       (0.12)      (0.01)
                                                             ---------         -------     -------     -------     -------
      Total distributions                                        (0.38)          (1.12)      (1.14)      (1.33)      (1.24)
                                                             ---------         -------     -------     -------     -------

Net asset value, end of period                               $   21.11         $ 20.45     $ 20.47     $ 21.46     $ 21.40
                                                             =========         =======     =======     =======     =======

TOTAL RETURN PER SHARE NET ASSET VALUE (a)                        5.1% (c)        5.4%        0.7%        6.5%        7.1%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in 000s)                          $  26,746         $25,914     $25,944     $27,191     $27,123
Ratio of net investment income to average net assets              5.2% (b)        5.5%        5.4%        5.5%        5.8%
Ratio of expenses to average net assets                           0.3% (b)        0.2%        0.2%        0.2%        0.2%
Portfolio turnover rate                                           6.4% (c)        7.2%       21.6%       13.8%        3.5%

(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

(b)   Annualized

(c)   Not annualized